Organization and principal activities - Schedule of Chromarie International Limited and Subsidiaries (Details)	12 Months Ended
Mar. 31, 2026
Chromarie Cayman [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 07, 2025
Place of Incorporation	Cayman Islands
Principal Activities	Holding company
Chromarie BVI [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 16, 2025
Place of Incorporation	British Virgin Islands
Percentage of Ownership	100.00%
Principal Activities	Holding company
Chromarie Hong Kong [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 07, 2025
Place of Incorporation	Hong Kong, China
Percentage of Ownership	100.00%
Principal Activities	Holding company
Chromarie WFOE [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 31, 2025
Place of Incorporation	Henan, China
Percentage of Ownership	100.00%
Principal Activities	Holding company
Henan Lingbao [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Feb. 04, 2004
Place of Incorporation	Henan, China
Percentage of Ownership	99.00%
Principal Activities	Production and sale of pigments, powder coatings, and industrial intermediates
Henan Hongbang [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 02, 2024
Place of Incorporation	Henan, China
Percentage of Ownership	100.00%
Principal Activities	Sale of pigments, powder coatings, and industrial intermediates